Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Capital reserve	Treasury shares	Exchange reserve	Retained profits	Equity attributable to ordinary shareholders of the Company	Warrants	Equity attributable to holders of perpetual securities	Non- controlling interests	Total
Beginning balance at Dec. 31, 2022	$ 38	$ 988,965	$ (962,658)	$ 2,991	$ 712,862	$ 742,198		$ 228,476	$ 31,740	$ 1,002,414
Profit for the year					134,436	134,436		8,558	10,389	153,383
Other comprehensive expenses for the year				(320)		(320)			(162)	(482)
Total comprehensive income for the year				(320)	134,436	134,116		8,558	10,227	152,901
Distribution to holders of perpetual securities (Note 25)								(2,796)		(2,796)
Issuance of shares (Note 23)	9	93,591				93,600				93,600
Issuance of shares in acquisition of WME Assets (Note 31)		(275,154)	268,000			(7,154)			4,000	(3,154)
Issuance of shares in acquisition of The Art Newspaper SA (Note 31)	1	11,213				11,214				11,214
Issuance of shares by AMTD Digital		78,686				78,686			21,314	100,000
Acquisition of additional interests of the subsidiaries		12,551				12,551			(14,198)	(1,647)
Disposal of subsidiaries		(12,551)			12,551				(18,958)	(18,958)
Change in shareholding of subsidiaries during the year without losing control		(694)				(694)			694
Repurchase of shares by a subsidiary		27,741				27,741			(27,741)
Repurchase of shares from a shareholder			(40,000)			(40,000)				(40,000)
Ending balance at Dec. 31, 2023	48	924,348	(734,658)	2,671	859,849	1,052,258		234,238	7,078	1,293,574
Profit for the year					46,727	46,727		4,312	2,539	53,578
Other comprehensive expenses for the year				7,477		7,477			(66)	7,411
Total comprehensive income for the year				7,477	46,727	54,204		4,312	2,473	60,989
Distribution to holders of perpetual securities (Note 25)								(4,305)		(4,305)
Issuance of shares (Note 23)		20,000				20,000				20,000
Recognition of subsidiaries on control over Singapore hotel companies									(6,817)	(6,817)
Issuance of share (Note 23)		231,198				231,198			105,390	336,588
Ending balance at Dec. 31, 2024	48	1,175,546	(734,658)	10,148	906,576	1,357,660		234,245	108,124	1,700,029
Profit for the year					41,440	41,440		2,158	23,653	67,251
Other comprehensive expenses for the year				(4,339)		(4,339)			(987)	(5,326)
Total comprehensive income for the year				(4,339)	41,440	37,101		2,158	22,666	61,925
Distribution to holders of perpetual securities (Note 25)								(2,171)		(2,171)
Issuance of shares by the Company (Note 23)	16	23,268				23,284				23,284
Issuance of shares by TGE (as defined in note 1)		(35,294)				(35,294)	2,146		46,314	13,166
Accretion of Class A ordinary shares of TGE SPAC subject to redemption value					(12,018)	(12,018)				(12,018)
Fair value of public warrants of TGE SPAC and sale of Private Placement Warrants (as defined in note 26)							3,618			3,618
Early repurchase of perpetual securities					4,667			(27,673)		(23,006)
Ending balance at Dec. 31, 2025	$ 64	$ 1,163,520	$ (734,658)	$ 5,809	$ 940,665	$ 1,375,400	$ 5,764	$ 206,559	$ 177,104	$ 1,764,827